Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Stockholders' Equity
Pension liability adjustment, tax	$ 6.5	$ 24.7	$ 8.3
Unrealized net gain (loss) on derivative instruments, tax	$ 0.2	$ 1.0	$ 9.7